Loans Receivable, Net - Schedule of Loans Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Loans Receivable, Net [Abstract]
Loans receivable	$ 5,597,175	$ 5,539,546
Less: allowance for expected credit losses	(93,473)	(90,849)
Loans receivable, net	$ 5,503,702	$ 5,448,697